Material Accounting Policy Information - Working Interests in Energy Properties and Impairment of Financial Assets (Details)	12 Months Ended
Dec. 31, 2024 item
Disclosure of subsidiaries [line items]
Oil and gas well equipment declining depreciation rate	25.00%
Amortized cost
Disclosure of subsidiaries [line items]
Number of loans receivable	2